RISK MANAGEMENT (Details 16) - Liquidity Risk [Member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
1 Month [Member]
LiquidityRiskLimitsLineItems [Line Items]
Liquidity regulatory limit	18.00%	4.00%	(2.00%)
At 30 Days in Foreign Currency [Member]
LiquidityRiskLimitsLineItems [Line Items]
Liquidity regulatory limit	25.00%	12.00%	6.00%
At 90 Days [Member]
LiquidityRiskLimitsLineItems [Line Items]
Liquidity regulatory limit	11.00%	16.00%	15.00%